CASH AND BANK BALANCES - Additional Information (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
CASH AND BANK BALANCES
Restricted Cash and Cash Equivalents	¥ 2,785,000	¥ 1,719,000
Cash collateral for bank borrowings	0	0
Cash collateral for derivative financial liability	¥ 0	¥ 0